Prepaid Expenses and Other Current Assets (Schedule of Prepaid Expenses and Other Current Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid voyage costs	$ 252	$ 258
Insurance claims	0	1,700
Other	342	219
Total prepaid expenses and other current assets	$ 594	$ 2,177